Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,426	$ 10,647	$ 10,966	$ 11,561	$ 10,408	$ 10,895	$ 10,334	$ 10,238	$ 9,402	$ 9,053	$ 9,575
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,113	10,423	10,815	11,465	10,401	10,978	10,492	10,479	9,686	9,391	10,000
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name	Class FI
Account Value	$ 11,893	11,092	11,423	12,047	10,849	11,361	10,785	10,682	9,809	9,447	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,228,437	1,142,892	1,174,589	1,235,250	1,107,492	1,155,912	1,092,969	1,079,592	988,554	948,492	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,238,767	1,153,008	1,182,324	1,241,027	1,112,223	1,160,817	1,096,642	1,082,309	989,663	949,107	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,598	10,489	10,452	12,398	12,458	11,733	10,520	10,741	10,645	10,197	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,598	10,489	10,452	12,398	12,458	11,733	10,520	10,741	10,645	10,197	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,598	10,489	10,452	12,398	12,458	11,733	10,520	10,741	10,645	10,197	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,159,789	1,048,943	1,045,230	1,239,819	1,245,811	1,173,261	1,052,004	1,074,082	1,064,492	1,019,675	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,159,789	1,048,943	1,045,230	1,239,819	1,245,811	1,173,261	1,052,004	1,074,082	1,064,492	1,019,675	1,000,000
FTSE 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. Treasury Bill Index
Account Value	$ 11,845	11,218	10,689	10,596	10,590	10,501	10,260	10,092	10,021	10,000	10,000
FTSE 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. Treasury Bill Index
Account Value	$ 11,845	11,218	10,689	10,596	10,590	10,501	10,260	10,092	10,021	10,000	10,000
FTSE 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. Treasury Bill Index
Account Value	$ 11,845	11,218	10,689	10,596	10,590	10,501	10,260	10,092	10,021	10,000	10,000
FTSE 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. Treasury Bill Index
Account Value	$ 1,184,509	1,121,819	1,068,922	1,059,564	1,059,035	1,050,077	1,026,018	1,009,240	1,002,102	1,000,000	1,000,000
FTSE 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. Treasury Bill Index
Account Value	$ 1,184,509	$ 1,121,819	$ 1,068,922	$ 1,059,564	$ 1,059,035	$ 1,050,077	$ 1,026,018	$ 1,009,240	$ 1,002,102	$ 1,000,000	$ 1,000,000